T. ROWE PRICE International Bond Fund (USD Hedged)
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.4%
Government Bonds 0.4%
Republic of Albania, 3.50%, 10/9/25 (EUR) (1) 5,310,000 5,840
Republic of Albania, 3.50%, 6/16/27 (EUR) (1) 4,085,000 4,393
Republic of Albania, 3.50%, 11/23/31 (EUR) (1) 11,810,000 11,388
Total Albania (Cost
$23,832
)
21,621
AUSTRALIA 1.4%
Corporate Bonds 0.2%
Transurban Finance, 1.875%, 9/16/24 (EUR)  7,836,000 8,837
8,837
Government Bonds 1.2%
Commonwealth of Australia, 3.00%, 3/21/47  48,825,000 35,156
New South Wales Treasury, 4.00%, 5/20/26  46,975,600 36,820
71,976
Total Australia (Cost
$84,526
)
80,813
AUSTRIA 0.8%
Government Bonds 0.8%
Heta Asset Resolution, 2.375%, 12/13/22  39,100,000 44,021
Total Austria (Cost
$47,240
)
44,021
BRAZIL 0.6%
Corporate Bonds 0.2%
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  8,700,000 8,436
MercadoLibre, 3.125%, 1/14/31 (USD)  6,325,000 5,526
13,962
Government Bonds 0.4%
Brazil Notas do Tesouro Nacional, Series B, Inflation-Indexed,
6.00%, 5/15/25  112,242,740 24,074
24,074
Total Brazil (Cost
$37,483
)
38,036

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
CANADA 2.9%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52 (1) 8,230,000 6,353
6,353
Corporate Bonds 0.3%
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (2) 27,134,000 20,945
20,945
Government Bonds 2.5%
Government of Canada Real Return Bond, Inflation-Indexed,
4.00%, 12/1/31  129,858,523 141,951
Province of Ontario, 3.50%, 6/2/43  5,239,000 4,291
146,242
Total Canada (Cost
$174,371
)
173,540
CHILE 2.3%
Corporate Bonds 0.2%
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD) (1) 10,260,000 10,304
10,304
Government Bonds 2.1%
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26  28,170,000,000 33,391
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (1) 69,935,000,000 80,723
Bonos de la Tesoreria de la Republica, 5.00%, 10/1/28 (1) 9,545,000,000 11,322
125,436
Total Chile (Cost
$168,430
)
135,740
CHINA 15.5%
Corporate Bonds 0.3%
Country Garden Holdings, 5.40%, 5/27/25 (USD)  1,870,000 1,441
Country Garden Holdings, 6.15%, 9/17/25 (USD) (3) 4,115,000 3,210
Country Garden Holdings, 8.00%, 1/27/24 (USD) (3) 1,655,000 1,425
State Grid Overseas Investment BVI, 1.375%, 5/2/25 (EUR) (1) 10,000,000 11,045
17,121
Government Bonds 15.2%
China Development Bank, 3.07%, 3/10/30  330,000,000 51,736
China Development Bank, 3.30%, 3/3/26  600,000,000 96,401
China Development Bank, 3.39%, 7/10/27  550,000,000 88,491

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
China Development Bank, 3.42%, 7/2/24  120,000,000 19,259
China Development Bank, 3.43%, 1/14/27  480,000,000 77,484
China Development Bank, 3.50%, 8/13/26  370,000,000 59,721
China Development Bank, 3.65%, 5/21/29  210,000,000 34,183
China Development Bank, 3.66%, 3/1/31  120,000,000 19,652
China Development Bank, 3.68%, 2/26/26  570,000,000 92,532
China Development Bank, 4.04%, 7/6/28  120,000,000 19,951
People's Republic of China, 1.99%, 4/9/25  40,000,000 6,210
People's Republic of China, 2.94%, 10/17/24  120,000,000 19,170
People's Republic of China, 3.01%, 5/13/28  258,000,000 41,205
People's Republic of China, 3.12%, 12/5/26  680,000,000 109,569
People's Republic of China, 3.13%, 11/21/29  310,000,000 49,831
People's Republic of China, 3.19%, 4/11/24  120,000,000 19,239
People's Republic of China, 3.25%, 6/6/26  380,000,000 61,452
People's Republic of China, 3.27%, 11/19/30  100,000,000 16,256
People's Republic of China, 4.00%, 6/24/69  80,000,000 14,132
896,474
Total China (Cost
$856,674
)
913,595
COLOMBIA 0.3%
Corporate Bonds 0.3%
Banco de Bogota, 6.25%, 5/12/26 (USD)  10,800,000 11,057
Ecopetrol, 4.625%, 11/2/31 (USD)  8,860,000 8,031
Total Colombia (Cost
$20,247
)
19,088
CROATIA 0.6%
Government Bonds 0.6%
Republic of Croatia, 1.125%, 6/19/29 (EUR)  13,940,000 14,473
Republic of Croatia, 1.125%, 3/4/33 (EUR) (3) 5,606,000 5,524
Republic of Croatia, 3.875%, 5/30/22 (EUR) (3) 14,795,000 16,463
Total Croatia (Cost
$41,263
)
36,460
CYPRUS 2.0%
Government Bonds 2.0%
Republic of Cyprus, 0.95%, 1/20/32  19,769,000 19,646
Republic of Cyprus, 1.25%, 1/21/40  395,000 372
Republic of Cyprus, 1.50%, 4/16/27  2,130,000 2,349
Republic of Cyprus, 2.375%, 9/25/28  36,621,000 42,460
Republic of Cyprus, 2.75%, 6/27/24  1,668,000 1,936
Republic of Cyprus, 2.75%, 2/26/34  2,716,000 3,180
Republic of Cyprus, 2.75%, 5/3/49  2,832,000 3,327

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Republic of Cyprus, 3.75%, 7/26/23  6,740,000 7,803
Republic of Cyprus, 3.875%, 5/6/22  6,533,000 7,244
Republic of Cyprus, 4.25%, 11/4/25  16,224,000 20,058
Republic of Cyprus, Zero Coupon, 2/9/26  7,306,000 7,690
Total Cyprus (Cost
$123,671
)
116,065
CZECH REPUBLIC 1.1%
Government Bonds 1.1%
Republic of Czech, 2.40%, 9/17/25  691,350,000 29,342
Republic of Czech, 2.75%, 7/23/29  891,740,000 37,807
Total Czech Republic (Cost
$73,288
)
67,149
DENMARK 0.1%
Corporate Bonds 0.1%
Danske Bank, VR, 1.375%, 2/12/30 (EUR) (2) 4,700,000 5,076
Total Denmark (Cost
$5,242
)
5,076
FRANCE 3.3%
Corporate Bonds 0.5%
Altice France, 3.375%, 1/15/28 (1) 505,000 505
Altice France, 5.875%, 2/1/27 (1) 1,305,000 1,476
BNP Paribas, VR, 2.125%, 1/23/27 (2) 9,300,000 10,495
BPCE, 1.125%, 1/18/23  3,000,000 3,351
Credit Agricole, 0.875%, 1/14/32  1,000,000 1,002
Credit Agricole, 1.00%, 9/16/24  5,800,000 6,472
Credit Agricole, 1.875%, 12/20/26  5,200,000 5,843
Orange, 0.875%, 2/3/27  1,000,000 1,091
30,235
Government Bonds 2.8%
Electricite de France, 6.875%, 12/12/22 (GBP)  950,000 1,291
Republic of France, 0.75%, 5/25/52  103,766,000 96,448
Republic of France, 1.25%, 5/25/36 (1) 60,237,000 67,543
165,282
Total France (Cost
$217,735
)
195,517
GERMANY 4.5%
Corporate Bonds 0.8%
Allianz, VR, 3.375% (2)(4) 13,400,000 15,343

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Gruenenthal, 3.625%, 11/15/26 (1) 990,000 1,088
Hannover Rueck, VR, 1.375%, 6/30/42 (2) 4,700,000 4,588
Hannover Rueck, VR, 1.75%, 10/8/40 (2) 4,800,000 4,918
TK Elevator Midco, 4.375%, 7/15/27 (1) 2,745,000 2,991
Volkswagen International Finance, 1.875%, 3/30/27 (3) 7,000,000 7,753
Volkswagen Leasing, 1.50%, 6/19/26  5,135,000 5,613
Volkswagen Leasing, 1.625%, 8/15/25  5,350,000 5,908
48,202
Government Bonds 3.7%
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  46,736,691 58,238
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  110,297,918 151,084
KfW, 4.70%, 6/2/37 (CAD)  5,202,000 4,758
214,080
Total Germany (Cost
$270,723
)
262,282
GREECE 0.3%
Government Bonds 0.3%
Hellenic Republic, 0.75%, 6/18/31 (1)(3) 17,599,000 16,581
Total Greece (Cost
$21,171
)
16,581
HUNGARY 1.7%
Government Bonds 1.7%
Hungary Government Bond, 4.75%, 11/24/32  1,077,550,000 2,951
Republic of Hungary, 2.25%, 4/20/33  45,278,670,000 96,532
Total Hungary (Cost
$127,787
)
99,483
ICELAND 0.4%
Corporate Bonds 0.2%
Arion Banki, 1.00%, 3/20/23 (EUR)  5,500,000 6,114
Landsbankinn, 0.375%, 5/23/25 (EUR)  8,060,000 8,529
Landsbankinn, 1.00%, 5/30/23 (EUR)  1,000,000 1,108
15,751
Government Bonds 0.2%
Republic of Iceland, Zero Coupon, 4/15/28 (EUR)  10,385,000 10,557
10,557
Total Iceland (Cost
$28,864
)
26,308

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
INDIA 0.2%
Corporate Bonds 0.2%
ABJA Investment, 5.45%, 1/24/28 (USD) (3) 5,531,000 5,735
Adani Ports & Special Economic Zone, 4.20%, 8/4/27 (USD) (1) 8,450,000 8,247
Total India (Cost
$13,935
)
13,982
INDONESIA 1.0%
Corporate Bonds 0.1%
Minejesa Capital, 5.625%, 8/10/37 (USD)  8,300,000 7,575
7,575
Government Bonds 0.9%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  40,797,000 48,945
48,945
Total Indonesia (Cost
$62,449
)
56,520
IRELAND 1.8%
Corporate Bonds 0.3%
AIB Group, 2.25%, 7/3/25  12,300,000 13,932
XLIT, VR, 3.25%, 6/29/47 (2) 5,700,000 6,471
20,403
Government Bonds 1.5%
Republic of Ireland, 0.20%, 10/18/30  24,114,000 25,153
Republic of Ireland, 1.35%, 3/18/31  45,922,000 53,006
Republic of Ireland, 1.50%, 5/15/50  2,696,000 3,018
Republic of Ireland, 2.00%, 2/18/45  5,630,000 7,032
88,209
Total Ireland (Cost
$115,488
)
108,612
ISRAEL 2.4%
Corporate Bonds 0.3%
Bank Hapoalim, VR, 3.255%, 1/21/32 (USD) (1)(2) 6,450,000 5,918
Leviathan Bond, 6.50%, 6/30/27 (USD) (1)(3) 8,500,000 8,702
Teva Pharmaceutical Finance Netherlands II, 6.00%, 1/31/25
(EUR)  1,245,000 1,438
16,058

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 2.1%
State of Israel, 1.50%, 1/18/27 (EUR)  18,046,000 20,342
State of Israel, 1.75%, 8/31/25  153,957,436 48,526
State of Israel, 3.75%, 3/31/47  3,672,000 1,307
State of Israel, 5.50%, 1/31/42  129,366,000 57,455
127,630
Total Israel (Cost
$138,907
)
143,688
ITALY 2.3%
Corporate Bonds 0.7%
Enel Finance International, 5.625%, 8/14/24 (GBP)  2,663,000 3,754
FCA Bank, 0.50%, 9/13/24  5,800,000 6,342
Infrastrutture Wireless Italiane, 1.625%, 10/21/28  4,612,000 4,770
International Game Technology, 3.50%, 6/15/26 (1) 2,410,000 2,680
International Game Technology, 3.50%, 6/15/26  4,550,000 5,060
Intesa Sanpaolo, 1.75%, 7/4/29  5,200,000 5,627
UniCredit, 2.00%, 3/4/23  5,086,000 5,718
UniCredit, VR, 4.875%, 2/20/29 (2) 6,100,000 6,993
40,944
Government Bonds 1.6%
Italy Buoni Poliennali Del Tesoro, 2.80%, 3/1/67  35,208,000 39,160
Italy Buoni Poliennali Del Tesoro, Inflation-Indexed, 0.65%,
5/15/26  46,010,917 56,103
95,263
Total Italy (Cost
$138,303
)
136,207
IVORY COAST 0.2%
Government Bonds 0.2%
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR) (1) 3,560,000 3,479
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR)  8,200,000 8,014
Total Ivory Coast (Cost
$11,865
)
11,493
JAPAN 14.8%
Corporate Bonds 0.2%
Takeda Pharmaceutical, 2.25%, 11/21/26 (EUR) (1) 7,440,000 8,534
8,534
Government Bonds 14.6%
Government of Japan, 0.60%, 6/20/37  4,378,850,000 36,612
Government of Japan, 0.70%, 3/20/37  8,878,050,000 75,440

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government of Japan, 1.20%, 12/20/34  11,338,350,000 102,861
Government of Japan, 1.70%, 9/20/44  9,286,250,000 91,200
Government of Japan, 2.20%, 9/20/39  2,147,300,000 22,333
Government of Japan, 2.50%, 9/20/37  15,472,700,000 164,916
Government of Japan, Inflation-Indexed, 0.005%, 3/10/31  17,760,670,221 153,799
Government of Japan, Inflation-Indexed, 0.10%, 3/10/24  5,098,454,700 42,949
Government of Japan, Inflation-Indexed, 0.10%, 9/10/24  8,546,586,800 72,456
Government of Japan, Inflation-Indexed, 0.10%, 3/10/25  9,104,290,800 77,333
Government of Japan, Inflation-Indexed, 0.20%, 3/10/30  2,364,137,004 20,946
860,845
Total Japan (Cost
$962,063
)
869,379
KUWAIT 0.1%
Corporate Bonds 0.1%
Equate Petrochemical, 2.625%, 4/28/28 (USD) (1) 9,170,000 8,517
Total Kuwait (Cost
$9,187
)
8,517
LATVIA 1.2%
Government Bonds 1.2%
Republic of Latvia, 0.375%, 10/7/26 (EUR)  64,671,000 69,413
Total Latvia (Cost
$71,197
)
69,413
LITHUANIA 0.0%
Corporate Bonds 0.0%
PLT VII Finance, 4.625%, 1/5/26 (1)(3) 1,150,000 1,260
Total Lithuania (Cost
$1,298
)
1,260
LUXEMBOURG 0.3%
Corporate Bonds 0.3%
Altice Financing, 4.25%, 8/15/29 (1) 1,775,000 1,756
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29  9,970,000 10,309
JAB Holdings, 2.00%, 5/18/28  5,900,000 6,447
Total Luxembourg (Cost
$20,392
)
18,512
MALAYSIA 3.3%
Government Bonds 3.3%
1MDB Global Investments, 4.40%, 3/9/23 (USD)  44,400,000 43,423
Government of Malaysia, 3.844%, 4/15/33  51,500,000 11,908

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government of Malaysia, 4.065%, 6/15/50  69,193,000 15,194
Government of Malaysia, 4.642%, 11/7/33  81,439,000 20,147
Government of Malaysia, 4.736%, 3/15/46  310,065,000 75,346
Government of Malaysia, 4.921%, 7/6/48  119,656,000 29,979
Total Malaysia (Cost
$202,351
)
195,997
MEXICO 1.3%
Corporate Bonds 0.5%
America Movil, 5.75%, 6/28/30 (GBP)  4,930,000 7,819
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (2) 11,800,000 11,158
Cemex, 3.875%, 7/11/31 (USD)  12,000,000 10,970
29,947
Government Bonds 0.8%
Petroleos Mexicanos, 5.125%, 3/15/23 (EUR)  35,958,000 40,683
United Mexican States, 8.50%, 5/31/29  69,720,000 3,532
44,215
Total Mexico (Cost
$79,354
)
74,162
MOROCCO 0.1%
Government Bonds 0.1%
Kingdom of Morocco, 1.375%, 3/30/26 (EUR) (3) 5,300,000 5,654
Total Morocco (Cost
$6,417
)
5,654
NETHERLANDS 0.4%
Corporate Bonds 0.4%
Cooperatieve Rabobank, 4.625%, 5/23/29 (GBP)  100,000 142
LeasePlan, VR, 7.375% (2)(4) 8,200,000 9,604
Nationale-Nederlanden Bank, 0.375%, 2/26/25  5,300,000 5,751
Summer BidCo, 9.00% (9.00% Cash or  9.75% PIK),
11/15/25 (3)(5) 1,368,618 1,513
Trivium Packaging Finance, 3.75%, 8/15/26 (1) 710,000 772
Ziggo, 2.875%, 1/15/30 (3) 2,720,000 2,742
Total Netherlands (Cost
$20,827
)
20,524
NORTH MACEDONIA 0.2%
Government Bonds 0.2%
Republic of North Macedonia, 1.625%, 3/10/28 (EUR) (1) 12,000,000 11,582
Total North Macedonia (Cost
$14,278
)
11,582

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
NORWAY 0.4%
Corporate Bonds 0.2%
DNB Boligkreditt, 1.875%, 11/21/22 (EUR)  9,135,000 10,244
10,244
Government Bonds 0.2%
Kingdom of Norway, 3.00%, 3/14/24 (1) 104,912,000 12,100
12,100
Total Norway (Cost
$24,118
)
22,344
OMAN 0.2%
Corporate Bonds 0.2%
Lamar Funding, 3.958%, 5/7/25 (USD)  9,190,000 9,023
OmGrid Funding, 5.196%, 5/16/27 (USD)  2,310,000 2,291
Total Oman (Cost
$11,544
)
11,314
PANAMA 0.2%
Corporate Bonds 0.2%
C&W Senior Financing, 6.875%, 9/15/27 (USD) (1) 9,300,000 9,247
Total Panama (Cost
$9,520
)
9,247
PERU 0.2%
Corporate Bonds 0.2%
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD) (2) 8,675,000 8,176
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD) (1)(2) 3,625,000 3,416
Total Peru (Cost
$12,446
)
11,592
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, 0.25%, 4/28/25 (EUR) (3) 4,245,000 4,525
Total Philippines (Cost
$5,087
)
4,525

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
POLAND 0.0%
Corporate Bonds 0.0%
InPost, 2.25%, 7/15/27 (EUR) (1) 1,740,000 1,772
Total Poland (Cost
$2,075
)
1,772
PORTUGAL 0.3%
Corporate Bonds 0.1%
Banco Comercial Portugues, VR, 4.50%, 12/7/27 (2)(3) 5,100,000 5,578
5,578
Government Bonds 0.2%
Republic of Portugal, 4.10%, 2/15/45 (1) 6,869,000 10,900
10,900
Total Portugal (Cost
$18,281
)
16,478
ROMANIA 1.6%
Government Bonds 1.6%
Republic of Romania, 2.00%, 1/28/32 (EUR) (1) 3,855,000 3,557
Republic of Romania, 2.00%, 1/28/32 (EUR)  8,975,000 8,282
Republic of Romania, 2.124%, 7/16/31 (EUR)  22,068,000 20,943
Republic of Romania, 2.125%, 3/7/28 (EUR) (1) 12,830,000 13,401
Republic of Romania, 2.875%, 10/28/24 (EUR) (3) 2,725,000 3,117
Republic of Romania, 2.875%, 5/26/28 (EUR)  16,560,000 18,036
Republic of Romania, 2.875%, 3/11/29 (EUR)  3,963,000 4,285
Republic of Romania, 3.624%, 5/26/30 (EUR)  23,390,000 25,354
Total Romania (Cost
$104,414
)
96,975
SAUDI ARABIA 0.2%
Corporate Bonds 0.2%
Dar Al-Arkan Sukuk, 6.75%, 2/15/25 (USD)  8,700,000 8,758
Total Saudi Arabia (Cost
$8,962
)
8,758
SENEGAL 0.0%
Government Bonds 0.0%
Republic of Senegal, 4.75%, 3/13/28 (EUR)  860,000 927
Total Senegal (Cost
$882
)
927

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SERBIA 1.4%
Corporate Bonds 0.0%
United Group, 4.625%, 8/15/28 (EUR) (1)(3) 3,105,000 3,217
3,217
Government Bonds 1.4%
Republic of Serbia, 1.00%, 9/23/28 (EUR) (1) 26,075,000 24,400
Republic of Serbia, 1.50%, 6/26/29 (EUR) (1) 14,635,000 13,788
Republic of Serbia, 1.65%, 3/3/33 (EUR)  10,435,000 9,084
Republic of Serbia, 2.05%, 9/23/36 (EUR) (1) 13,065,000 11,170
Republic of Serbia, 2.05%, 9/23/36 (EUR)  2,820,000 2,411
Republic of Serbia, 4.50%, 8/20/32  2,276,590,000 19,207
80,060
Total Serbia (Cost
$99,637
)
83,277
SINGAPORE 1.0%
Government Bonds 1.0%
Government of Singapore, 1.875%, 10/1/51  8,150,000 5,108
Government of Singapore, 2.875%, 7/1/29  29,196,000 22,293
Government of Singapore, 3.125%, 9/1/22  45,701,000 33,982
Total Singapore (Cost
$62,801
)
61,383
SLOVENIA 1.1%
Government Bonds 1.1%
Republic of Slovenia, 0.00%, 2/12/31  4,975,000 4,900
Republic of Slovenia, 1.50%, 3/25/35 (3) 11,285,000 12,302
Republic of Slovenia, 1.75%, 11/3/40  14,425,000 16,191
Republic of Slovenia, 3.125%, 8/7/45 (3) 20,052,000 28,496
Total Slovenia (Cost
$64,580
)
61,889
SOUTH AFRICA 1.2%
Government Bonds 1.2%
Republic of South Africa, 7.00%, 2/28/31  226,136,000 12,913
Republic of South Africa, 8.00%, 1/31/30  934,943,000 58,460
Total South Africa (Cost
$70,371
)
71,373

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SPAIN 0.8%
Corporate Bonds 0.8%
Abertis Infraestructuras, 3.00%, 3/27/31  4,300,000 5,060
Banco Bilbao Vizcaya Argentaria, 0.375%, 10/2/24  5,800,000 6,341
Banco de Sabadell, VR, 0.875%, 6/16/28 (2)(3) 4,000,000 3,983
CaixaBank, VR, 2.75%, 7/14/28  9,400,000 10,568
Cellnex Telecom, 1.75%, 10/23/30  4,800,000 4,629
Cirsa Finance International, 6.25%, 12/20/23 (1) 3,133,439 3,473
Cirsa Finance International, 6.25%, 12/20/23  1,443,590 1,600
Inmobiliaria Colonial Socimi, 1.625%, 11/28/25  7,300,000 8,132
Telefonica Emisiones, 2.242%, 5/27/22  2,100,000 2,330
Telefonica Emisiones, 5.289%, 12/9/22 (GBP)  50,000 67
Total Spain (Cost
$50,554
)
46,183
SWEDEN 0.3%
Corporate Bonds 0.3%
Akelius Residential Property, 1.75%, 2/7/25 (EUR)  6,390,000 7,121
Samhallsbyggnadsbolaget i Norden, 1.00%, 8/12/27 (EUR)  7,870,000 7,584
Tele2, 0.75%, 3/23/31 (EUR)  1,600,000 1,572
Verisure Holding, 3.875%, 7/15/26 (EUR) (1) 1,600,000 1,726
Total Sweden (Cost
$20,696
)
18,003
SWITZERLAND 0.2%
Corporate Bonds 0.2%
Aquarius & Investments for Zurich Insurance, VR, 4.25%,
10/2/43 (EUR) (2) 2,131,000 2,471
Credit Suisse Group Funding Guernsey, 1.25%, 4/14/22 (EUR)  6,195,000 6,856
Total Switzerland (Cost
$10,467
)
9,327
THAILAND 1.6%
Corporate Bonds 0.2%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (2) 9,700,000 9,060
9,060
Government Bonds 1.4%
Kingdom of Thailand, 1.60%, 12/17/29  132,630,000 3,802
Kingdom of Thailand, 2.00%, 12/17/31  1,919,600,000 56,042

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Thailand, 3.65%, 6/20/31  694,772,000 23,221
83,065
Total Thailand (Cost
$94,643
)
92,125
UNITED ARAB EMIRATES 0.1%
Corporate Bonds 0.1%
EMG SUKUK, 4.564%, 6/18/24 (USD)  5,800,000 5,880
Total United Arab Emirates (Cost
$6,051
)
5,880
UNITED KINGDOM 7.5%
Corporate Bonds 1.9%
Bellis Acquisition, 3.25%, 2/16/26 (1) 1,450,000 1,755
BP Capital Markets, 1.573%, 2/16/27 (EUR) (3) 10,000,000 11,153
Crh Finance U.K., 4.125%, 12/2/29  10,000,000 14,190
Deuce Finco, 5.50%, 6/15/27 (1) 1,600,000 2,009
Eastern Power Networks, 5.75%, 3/8/24  62,000 87
HSBC Bank, 4.75%, 3/24/46  2,368,000 3,679
HSBC Bank, 6.50%, 7/7/23  18,000 25
Iceland Bondco, 4.625%, 3/15/25 (3) 6,000,000 7,029
InterContinental Hotels Group, 3.875%, 11/28/22 (3) 3,571,000 4,753
Jerrold Finco, 4.875%, 1/15/26 (1) 580,000 734
Legal & General Group, VR, 5.375%, 10/27/45 (2) 5,685,000 7,952
Marks & Spencer, 6.00%, 6/12/25  2,099,000 2,874
Nationwide Building Society, VR, 1.50%, 3/8/26 (EUR) (2) 2,770,000 3,068
Nationwide Building Society, VR, 2.00%, 7/25/29 (EUR) (2) 5,050,000 5,622
Next Group, 3.625%, 5/18/28  7,491,000 10,041
Next Group, 4.375%, 10/2/26  982,000 1,367
Severn Trent Utilities Finance, 6.125%, 2/26/24  206,000 290
Sky, 1.875%, 11/24/23 (EUR)  5,244,000 5,951
Standard Chartered, VR, 2.50%, 9/9/30 (EUR) (2) 9,070,000 10,006
Tesco Corporate Treasury Services, 0.875%, 5/29/26 (EUR)  5,250,000 5,621
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 5,145,000 6,186
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  5,630,000 6,778
111,170
Government Bonds 5.6%
United Kingdom Gilt, 0.625%, 6/7/25  55,319,000 71,042
United Kingdom Gilt, 0.625%, 10/22/50  18,459,000 18,206
United Kingdom Gilt, 4.25%, 6/7/32  106,000,000 173,432
United Kingdom Gilt, 4.25%, 12/7/46  35,581,797 69,435
332,115
Total United Kingdom (Cost
$459,168
)
443,285

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
UNITED STATES 3.3%
Corporate Bonds 3.1%
American Honda Finance, 0.75%, 11/25/26 (GBP)  4,097,000 4,997
American Honda Finance, 1.95%, 10/18/24 (EUR)  4,680,000 5,311
American Tower, 0.875%, 5/21/29 (EUR)  8,480,000 8,569
Ardagh Metal Packaging Finance USA, 3.00%, 9/1/29 (EUR) (1) 5,325,000 5,239
Bank of America, 2.375%, 6/19/24 (EUR)  5,000,000 5,723
Bank of America, VR, 1.379%, 2/7/25 (EUR) (2) 5,786,000 6,456
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP)  7,393,000 9,818
Becton Dickinson Euro Finance, 0.334%, 8/13/28 (EUR)  2,750,000 2,781
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  1,874,000 1,817
Berkshire Hathaway Finance, 1.50%, 3/18/30 (EUR)  5,119,000 5,633
Booking Holdings, 2.15%, 11/25/22 (EUR)  2,560,000 2,857
Bunge Finance Europe, 1.85%, 6/16/23 (EUR)  9,220,000 10,288
Capital One Financial, 1.65%, 6/12/29 (EUR)  11,300,000 11,955
Encore Capital Group, 4.875%, 10/15/25 (EUR) (1) 3,480,000 3,874
Fiserv, 0.375%, 7/1/23 (EUR)  1,090,000 1,207
Fiserv, 3.00%, 7/1/31 (GBP)  9,825,000 12,701
General Motors Financial, 0.85%, 2/26/26 (EUR)  10,000,000 10,551
Goldman Sachs Group, 1.375%, 5/15/24 (EUR)  5,700,000 6,368
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  4,137,000 4,584
Graphic Packaging International, 2.625%, 2/1/29 (EUR) (1) 2,975,000 3,104
Highland Holdings, 0.318%, 12/15/26 (EUR)  3,635,000 3,786
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  2,969,000 3,083
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR) (1) 6,160,000 6,184
Morgan Stanley, VR, 0.406%, 10/29/27 (EUR) (2) 4,931,000 5,163
Morgan Stanley, VR, 0.637%, 7/26/24 (EUR) (2) 3,049,000 3,385
Prologis, 2.25%, 6/30/29 (GBP)  5,048,000 6,399
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  5,170,000 5,267
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  842,000 978
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR)  1,890,000 1,952
Verizon Communications, 1.30%, 5/18/33 (EUR)  5,270,000 5,493
Westlake, 1.625%, 7/17/29 (EUR)  14,435,000 15,366
180,889
Municipal Securities 0.2%
Puerto Rico Commonwealth, VR, 11/1/43 (6)(7) 13,273,218 7,134
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  365,749 334
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  915,015 528
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  711,021 694

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  639,113 617
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  548,528 527
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  745,788 708
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  775,609 730
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.25%, 7/1/23  794,106 813
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  791,879 836
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  784,707 857
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  771,976 861
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  749,814 854
15,493
Total United States (Cost
$210,529
)
196,382
SHORT-TERM INVESTMENTS 7.9%
Commercial Paper 2.1%
4(2) 2.1%(8)
Amcor Finance, 1.001%, 4/22/22  20,590,000 20,580
Canadian Natural Resource, 1.161%, 4/25/22  29,000,000 28,980
Nutrien, 0.981%, 4/25/22  23,700,000 23,685
Syngenta Wilmington, 1.201%, 4/14/22  23,700,000 23,691
Transcanada Pipelines, 0.951%, 4/25/22  23,700,000 23,686
120,622
Money Market Funds 3.6%
T. Rowe Price Government Reserve Fund, 0.29% (9)(10) 214,873,942 214,874
214,874
U.S. Treasury Obligations 2.2%
U.S. Treasury Bills, 0.046%, 5/19/22 (11) 127,484,000 127,439
127,439
Total Short-Term Investments (Cost $462,955) 462,935

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 1.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 0.29% (9)(10) 84,269,680 84,270
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 84,270
Total Securities Lending Collateral (Cost $84,270) 84,270
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
EUR Call/USD Put,
5/9/22 @ $1.13 (7) 1 223,495 688
UBS Investment Bank
EUR Call/USD Put,
4/1/22 @ $1.16 (7) 1 335,125 —
Total Options Purchased (Cost $3,633) 688
Total Investments in Securities 98.8%
(Cost $6,088,542) $ 5,817,809
Other Assets Less Liabilities 1.2% 73,506
Net Assets 100.0% $ 5,891,315
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$434,251 and represents 7.4% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) All or a portion of this security is on loan at March 31, 2022.
(4) Perpetual security with no stated maturity date.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.

T. ROWE PRICE International Bond Fund (USD Hedged)

.
.
.
.
.
.
.
.
.
.
(6) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(7) Non-income producing
(8) Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $120,622 and represents 2.1% of net assets.
(9) Seven-day yield
(10) Affiliated Companies
(11) At March 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound
GO General Obligation
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PLN Polish Zloty
RSD Serbian Dinar
RUB Russian Ruble
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
SWAPS (0.2)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Greece (0.0)%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/21/22 (USD) * 10,000 21 17 4
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24 (USD) * 17,964 135 (408) 543
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/29 (USD) * 12,470 (583) (485) (98)
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/24 (USD) * 9,200 86 (252) 338
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) * 16,500 123 (51) 174
Citibank, Protection Sold (Relevant Credit:
Hellenic Republic, BB*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/25
(USD) * 6,635 38 (243) 281
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) * 4,911 37 (20) 57
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/25 (USD) * 2,801 16 (82) 98
Total Greece (1,524) 1,397
Total Bilateral Credit Default Swaps, Protection Sold (1,524) 1,397
Total Bilateral Swaps (1,524) 1,397

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.2)%
Credit Default Swaps, Protection Bought (0.0)%
Foreign/Europe (0.0)%
Protection Bought (Relevant Credit: Markit
iTraxx Crossover-S35, 5 Year Index), Pay
5.00% Quarterly, Receive upon credit
default, 6/20/26 7,585 (696) (1,055) 359
Total Foreign/Europe 359
Total Centrally Cleared Credit Default Swaps,
Protection Bought 359
Credit Default Swaps, Protection Sold (0.0)%
Greece (0.0)%
Protection Sold (Relevant Credit: Hellenic
Republic, BB*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/26 (USD) 3,700 (9) 39 (48)
Total Greece (48)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (48)
Interest Rate Swaps (0.2)%
China 0.0%
5 Year Interest Rate Swap, Pay Fixed
2.395% Quarterly, Receive Variable
3.100% (7 Day Interbank Repo) Quarterly,
2/17/27 318,150 95 — 95
5 Year Interest Rate Swap, Pay Fixed
2.455% Quarterly, Receive Variable
2.600% (7 Day Interbank Repo) Quarterly,
3/1/27 159,600 (20) — (20)
5 Year Interest Rate Swap, Pay Fixed
2.465% Quarterly, Receive Variable
2.600% (7 Day Interbank Repo) Quarterly,
3/1/27 150,000 (29) — (29)
5 Year Interest Rate Swap, Pay Fixed
2.468% Quarterly, Receive Variable
2.090% (7 Day Interbank Repo) Quarterly,
2/25/27 128,400 (26) 1 (27)
Total China 19

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Foreign/Europe (0.2)%
4 Year Interest Rate Swap, Pay Fixed
0.214% Annually, Receive Variable
(0.393)% (6M EURIBOR) Semi-Annually,
9/22/22 370 (1) 1 (2)
4 Year Interest Rate Swap, Receive Fixed
(0.090)% Annually, Pay Variable (0.534)%
(6M EURIBOR) Semi-Annually, 11/4/25 27,310 (980) — (980)
4 Year Interest Rate Swap, Receive Fixed
(0.144)% Annually, Pay Variable (0.527)%
(6M EURIBOR) Semi-Annually, 10/20/25 36,080 (1,355) — (1,355)
7 Year Interest Rate Swap, Receive Fixed
(0.057)% Annually, Pay Variable (0.538)%
(6M EURIBOR) Semi-Annually, 5/19/28 33,000 (2,328) — (2,328)
7 Year Interest Rate Swap, Receive Fixed
(0.079)% Annually, Pay Variable (0.544)%
(6M EURIBOR) Semi-Annually, 6/29/28 7,869 (583) 1 (584)
7 Year Interest Rate Swap, Receive Fixed
(0.094)% Annually, Pay Variable (0.537)%
(6M EURIBOR) Semi-Annually, 6/28/28 7,800 (587) — (587)
7 Year Interest Rate Swap, Receive Fixed
(0.100)% Annually, Pay Variable (0.541)%
(6M EURIBOR) Semi-Annually, 6/3/28 3,300 (246) — (246)
7 Year Interest Rate Swap, Receive Fixed
(0.101)% Annually, Pay Variable (0.536)%
(6M EURIBOR) Semi-Annually, 6/1/28 21,200 (1,580) — (1,580)
9 Year Interest Rate Swap, Pay Fixed
0.858% Annually, Receive Variable
(0.393)% (6M EURIBOR) Semi-Annually,
9/22/27 600 3 1 2
10 Year Interest Rate Swap, Receive Fixed
0.830% Annually, Pay Variable (0.493)%
(6M EURIBOR) Semi-Annually, 3/2/32 143,450 (5,137) — (5,137)
10 Year Interest Rate Swap, Receive Fixed
1.222% Annually, Pay Variable 0.000% (6M
EURIBOR) Semi-Annually, 4/5/32 49,550 — — —
30 Year Interest Rate Swap, Pay Fixed
1.540% Annually, Receive Variable
(0.529)% (6M EURIBOR) Semi-Annually,
11/3/47 2,200 (253) 1 (254)
Total Foreign/Europe (13,051)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Mexico (0.1)%
7 Year Interest Rate Swap, Receive Fixed
5.499% 28 Days, Pay Variable 6.243%
(MXIBTIIE) 28 Days, 5/4/27 525,000 (3,109) — (3,109)
Total Mexico (3,109)
Poland 0.1%
10 Year Interest Rate Swap, Pay Fixed
1.775% Annually, Receive Variable 0.890%
(6M PLN WIBOR) Semi-Annually, 10/22/29 32,824 1,467 1 1,466
10 Year Interest Rate Swap, Pay Fixed
1.780% Annually, Receive Variable 0.890%
(6M PLN WIBOR) Semi-Annually, 10/22/29 22,976 1,024 — 1,024
10 Year Interest Rate Swap, Pay Fixed
2.850% Annually, Receive Variable 0.330%
(6M PLN WIBOR) Semi-Annually, 4/6/28 15,800 320 — 320
10 Year Interest Rate Swap, Pay Fixed
2.910% Annually, Receive Variable 4.870%
(6M PLN WIBOR) Semi-Annually, 3/27/28 16,200 419 1 418
10 Year Interest Rate Swap, Pay Fixed
2.920% Annually, Receive Variable 1.700%
(6M PLN WIBOR) Semi-Annually, 5/7/28 16,100 332 — 332
10 Year Interest Rate Swap, Pay Fixed
3.030% Annually, Receive Variable 1.970%
(6M PLN WIBOR) Semi-Annually, 5/18/28 10,100 195 — 195
10 Year Interest Rate Swap, Pay Fixed
3.075% Annually, Receive Variable 3.950%
(6M PLN WIBOR) Semi-Annually, 2/27/28 8,000 183 — 183
10 Year Interest Rate Swap, Pay Fixed
3.149% Annually, Receive Variable 3.750%
(6M PLN WIBOR) Semi-Annually, 2/13/28 15,931 349 — 349
10 Year Interest Rate Swap, Pay Fixed
3.158% Annually, Receive Variable 3.750%
(6M PLN WIBOR) Semi-Annually, 2/14/28 12,062 264 1 263

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
3.160% Annually, Receive Variable 3.750%
(6M PLN WIBOR) Semi-Annually, 2/12/28 10,007 219 1 218
Total Poland 4,768
Total Centrally Cleared Interest Rate Swaps (11,373)
Total Centrally Cleared Swaps (11,062)
Net payments (receipts) of variation margin to date 13,354
Variation margin receivable (payable) on centrally cleared swaps $ 2,292
* Credit ratings as of March 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/8/22 USD 1,515 INR 113,205 $ 23
Bank of America 4/14/22 USD 37,817 CZK 811,579 1,100
Bank of America 4/29/22 EUR 53,419 USD 58,913 232
Bank of America 5/13/22 PLN 105,963 USD 26,802 (1,689)
Bank of America 5/20/22 GBP 1,581 USD 2,118 (42)
Bank of America 5/31/22 USD 509,390 EUR 448,129 12,533
Barclays Bank 4/8/22 TWD 216,204 USD 7,511 38
Barclays Bank 4/8/22 USD 4,767 IDR 68,749,099 (20)
Barclays Bank 4/8/22 USD 15,530 TWD 427,113 617
Barclays Bank 4/14/22 USD 29,344 CNH 187,747 (172)
Barclays Bank 6/10/22 USD 15,922 THB 528,780 4
Barclays Bank 7/8/22 USD 7,549 TWD 216,204 (39)
BNP Paribas 4/8/22 CLP 15,373,501 USD 19,422 89
BNP Paribas 4/8/22 USD 44,420 CLP 38,478,829 (4,415)
BNP Paribas 4/14/22 USD 2,646 ZAR 40,035 (89)
BNP Paribas 4/22/22 AUD 44,471 USD 32,244 1,042
BNP Paribas 4/22/22 USD 7,143 JPY 823,614 375
BNP Paribas 4/29/22 EUR 48,478 USD 53,596 79
BNP Paribas 4/29/22 USD 297,686 EUR 262,768 6,751
BNP Paribas 5/13/22 PLN 219,437 USD 54,863 (2,858)
BNP Paribas 5/31/22 USD 509,986 EUR 448,129 13,130
BNP Paribas 6/10/22 USD 13,263 CLP 10,871,466 (386)
BNP Paribas 6/17/22 USD 3,526 SGD 4,788 (6)
BNP Paribas 7/8/22 USD 19,141 CLP 15,373,501 (72)
Canadian Imperial Bank
of Commerce 4/22/22 CAD 81,458 USD 64,766 385
Canadian Imperial Bank
of Commerce 4/22/22 USD 30,281 CAD 38,057 (158)
Citibank 4/13/22 MXN 1,822,776 USD 87,211 4,222
Citibank 4/14/22 RSD 596,938 USD 5,601 6
Citibank 4/14/22 RSD 771,788 USD 7,318 (68)
Citibank 4/14/22 USD 13,098 RSD 1,368,725 240
Citibank 4/14/22 USD 5,220 ZAR 79,961 (243)
Citibank 4/14/22 ZAR 176,453 USD 11,605 449
Citibank 4/21/22 USD 34,080 ILS 109,654 (294)
Citibank 4/22/22 JPY 3,473,457 USD 30,460 (1,916)
Citibank 4/22/22 USD 57,290 AUD 79,457 (2,183)
Citibank 4/22/22 USD 87,313 JPY 9,999,890 5,136
Citibank 4/29/22 EUR 28,751 USD 31,678 156
Citibank 4/29/22 EUR 26,273 USD 29,185 (96)
Citibank 4/29/22 USD 33,240 EUR 29,732 321
Citibank 5/13/22 PLN 114,649 USD 29,065 (1,895)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 5/13/22 RSD 18,727 USD 181 $ (5)
Citibank 5/13/22 USD 13,256 RSD 1,368,725 406
Citibank 5/20/22 USD 116,647 GBP 87,857 1,263
Citibank 5/20/22 USD 21,701 GBP 16,577 (69)
Citibank 6/2/22 BRL 44,589 USD 8,604 591
Citibank 6/10/22 USD 29,801 COP 114,893,305 (346)
Citibank 7/15/22 USD 1,135 RSD 120,935 —
Citibank 7/15/22 USD 5,554 RSD 596,937 (46)
Credit Suisse 6/10/22 CLP 11,077,913 USD 13,915 (7)
Deutsche Bank 4/8/22 TWD 248,751 USD 8,692 (7)
Deutsche Bank 4/8/22 USD 1,514 INR 113,205 23
Deutsche Bank 4/8/22 USD 7,928 TWD 217,828 323
Deutsche Bank 4/22/22 USD 4,049 JPY 464,314 233
Deutsche Bank 6/10/22 USD 59,785 MYR 250,618 444
Deutsche Bank 6/17/22 USD 215,835 CNH 1,373,611 654
Deutsche Bank 7/8/22 USD 8,741 TWD 248,751 11
Goldman Sachs 4/8/22 INR 73,991 USD 977 (2)
Goldman Sachs 4/14/22 USD 134,233 CNH 857,407 (561)
Goldman Sachs 4/29/22 USD 349 EUR 318 (3)
Goldman Sachs 6/2/22 USD 29,697 BRL 156,148 (2,502)
Goldman Sachs 6/10/22 THB 111,056 USD 3,335 8
Goldman Sachs 6/10/22 USD 47,703 THB 1,576,309 249
Goldman Sachs 6/17/22 USD 21,191 CNH 134,917 56
Goldman Sachs 7/8/22 USD 967 INR 73,991 5
HSBC Bank 4/8/22 IDR 108,416,408 USD 7,558 (8)
HSBC Bank 4/14/22 USD 42,245 CNH 270,617 (299)
HSBC Bank 4/22/22 USD 1,426 CAD 1,803 (16)
HSBC Bank 4/29/22 USD 275,973 EUR 243,723 6,123
HSBC Bank 4/29/22 USD 6,897 EUR 6,257 (30)
HSBC Bank 6/10/22 MYR 7,342 USD 1,735 4
Morgan Stanley 4/8/22 CLP 1,961,366 USD 2,427 63
Morgan Stanley 4/8/22 CLP 1,017,150 USD 1,306 (16)
Morgan Stanley 4/8/22 TWD 389,271 USD 13,542 49
Morgan Stanley 4/8/22 USD 7,612 TWD 209,286 305
Morgan Stanley 4/14/22 USD 101,651 CNH 650,337 (589)
Morgan Stanley 4/22/22 USD 287,019 JPY 32,822,127 17,294
Morgan Stanley 6/17/22 USD 155,872 CNH 992,867 336
Morgan Stanley 7/8/22 USD 13,614 TWD 389,271 (47)
RBC Dominion Securities 4/22/22 USD 679 AUD 938 (23)
RBC Dominion Securities 4/22/22 USD 87,847 CAD 112,118 (1,827)
RBC Dominion Securities 6/17/22 USD 59,300 SGD 80,967 (440)
Standard Chartered 4/8/22 IDR 804,387,446 USD 56,123 (111)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Standard Chartered 4/14/22 USD 90,317 CNH 577,376 $ (453)
Standard Chartered 6/10/22 USD 57,518 MYR 241,496 337
State Street 4/13/22 USD 5,536 MXN 110,574 (11)
State Street 4/14/22 CZK 698,666 USD 31,905 (297)
State Street 4/14/22 USD 12,844 CNH 82,242 (86)
State Street 4/14/22 USD 4,380 ZAR 64,100 1
State Street 4/14/22 USD 4,833 ZAR 73,852 (212)
State Street 4/21/22 ILS 11,957 USD 3,772 (24)
State Street 4/21/22 USD 52,704 ILS 163,842 1,344
State Street 4/21/22 USD 26,903 ILS 87,355 (481)
State Street 4/22/22 AUD 4,969 USD 3,733 (14)
State Street 4/22/22 CAD 5,651 USD 4,524 (5)
State Street 4/22/22 JPY 7,133,612 USD 57,637 986
State Street 4/22/22 JPY 559,449 USD 4,861 (263)
State Street 4/22/22 USD 181,102 CAD 226,928 (398)
State Street 4/22/22 USD 282,773 JPY 32,314,832 17,217
State Street 4/22/22 USD 12,977 NOK 113,988 33
State Street 4/29/22 EUR 81,172 USD 89,314 559
State Street 4/29/22 USD 79,452 EUR 71,026 813
State Street 4/29/22 USD 5,230 EUR 4,732 (9)
State Street 5/20/22 GBP 2,452 USD 3,228 (8)
State Street 5/20/22 USD 409,731 GBP 306,343 7,408
State Street 6/2/22 USD 917 BRL 4,779 (68)
State Street 6/17/22 SGD 83,789 USD 61,707 115
State Street 6/17/22 USD 62,208 CNH 399,400 (359)
State Street 6/17/22 USD 1,696 SGD 2,301 (1)
State Street 6/30/22 USD 428,084 EUR 387,068 (1,698)
UBS Investment Bank 4/8/22 RUB 661,302 USD 5,672 2,351
UBS Investment Bank 4/8/22 RUB 1,115,140 USD 13,862 (334)
UBS Investment Bank 4/8/22 USD 48,149 CLP 41,367,193 (4,351)
UBS Investment Bank 4/8/22 USD 58,884 IDR 844,054,755 109
UBS Investment Bank 4/8/22 USD 27,524 RUB 2,144,749 1,504
UBS Investment Bank 4/13/22 MXN 147,216 USD 6,862 523
UBS Investment Bank 4/14/22 CZK 212,303 USD 9,583 22
UBS Investment Bank 4/14/22 USD 99,560 CNH 636,112 (444)
UBS Investment Bank 4/14/22 USD 12,789 CZK 276,512 279
UBS Investment Bank 4/14/22 USD 51,868 ZAR 818,677 (4,058)
UBS Investment Bank 4/14/22 ZAR 689,857 USD 45,774 1,351
UBS Investment Bank 4/21/22 ILS 6,320 USD 1,978 3
UBS Investment Bank 4/22/22 JPY 4,132,933 USD 36,236 (2,273)
UBS Investment Bank 4/22/22 USD 29,249 AUD 39,002 56
UBS Investment Bank 4/22/22 USD 104,592 AUD 144,370 (3,469)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 4/22/22 USD 4,955 CAD 6,329 $ (107)
UBS Investment Bank 4/22/22 USD 316,988 JPY 36,392,468 17,923
UBS Investment Bank 4/29/22 USD 59,555 EUR 52,699 1,207
UBS Investment Bank 5/13/22 PLN 25,065 USD 6,315 (374)
UBS Investment Bank 5/20/22 GBP 18,899 USD 25,085 (265)
UBS Investment Bank 6/10/22 USD 13,368 CLP 10,871,466 (281)
UBS Investment Bank 6/10/22 USD 22,933 THB 760,927 25
UBS Investment Bank 7/8/22 IDR 362,811,059 USD 25,207 (4)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 85,592

T. ROWE PRICE International Bond Fund (USD Hedged)

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 3,118 Commonwealth of Australia three year
bond contracts 6/22 256,391 $ (4,140)
Short, 437 Euro BOBL contracts 6/22 (62,295) 465
Long, 132 Euro BTP contracts 6/22 20,197 (883)
Long, 830 Euro BUND ten year contracts 6/22 145,680 (3,274)
Short, 4,211 Euro SCHATZ contracts 6/22 (515,850) 1,877
Long, 355 Government of Canada ten year bond
contracts 6/22 37,075 (1,813)
Long, 962 Long Gilt ten year contracts 6/22 153,202 (1,560)
Long, 871 Republic of South Korea ten year bond
contracts 6/22 84,078 (1,840)
Long, 1,171 Republic of South Korea three year bond
contracts 6/22 102,632 (1,049)
Net payments (receipts) of variation margin to date 12,518
Variation margin receivable (payable) on open futures contracts $ 301

T. ROWE PRICE International Bond Fund (USD Hedged)

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ — $ — $ 60++
Totals $ —# $ — $ 60+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government
Reserve Fund, 0.29% $ 172,562  ¤  ¤ $ 299,144
Total $ 299,144^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $60 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $299,144.

T. ROWE PRICE International Bond Fund (USD Hedged)
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Bond Fund (USD Hedged)  (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE International Bond Fund (USD Hedged)

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants,

T. ROWE PRICE International Bond Fund (USD Hedged)

rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE International Bond Fund (USD Hedged)

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 5,269,916 $ — $ 5,269,916
Short-Term Investments 214,874 248,061 — 462,935
Securities Lending Collateral 84,270 — — 84,270
Options Purchased — 688 — 688
Total Securities 299,144 5,518,665 — 5,817,809
Swaps* — 5,680 — 5,680
Forward Currency Exchange
Contracts — 129,534 — 129,534
Futures Contracts* 2,342 — — 2,342
Total $ 301,486 $ 5,653,879 $ — $ 5,955,365
Liabilities
Swaps* $ — $ 16,869 $ — $ 16,869
Forward Currency Exchange
Contracts — 43,942 — 43,942
Futures Contracts* 14,559 — — 14,559
Total $ 14,559 $ 60,811 $ — $ 75,370
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds and Municipal
Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Bond Fund (USD Hedged)

other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F1114-054Q1 03/22